Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”). The significant accounting policies are applied in the preparation of the financial statements on a consistent basis, as follows:

a.	Use of estimates for the preparation of financial statements:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair values of warrants, fair values of share-based awards, deferred taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

b.	Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars.

A substantial portion of the Company’s expenses are incurred in New Israeli Shekels. However, the Company finances its operations mainly in U.S. dollars, a substantial portion of its expenses are incurred in U.S. dollars and revenues from its primary markets are anticipated to be generated in U.S. dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

The Company has determined the functional currency of its foreign subsidiaries is the U.S. dollar. The foreign operations are considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiaries are dependent on the economic environment of the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification No. 830, “Foreign Currency Matters” (“ASC 830”). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with an original maturity of three months or less, at the date acquired.

e.	Restricted cash:

Restricted cash is primarily invested in bank deposits and is used as security for the Company’s lease commitments. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	December 31,
	2021	2022

Cash and cash equivalents, as reported on the balance sheets	$23,236	$5,836
Restricted cash, as reported on the balance sheets	618	850

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$23,854	$6,686

f.	Short-term bank deposits:

Short-term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Manufacturing equipment	10
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	7 - 15
Cars	20

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

For the years ended December 31, 2020, 2021 and 2022 there were no impairment losses identified.

i.	Leases:

On January 1, 2022, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement meets the definition of a lease at the inception of the lease.

Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.

Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise that option. The Company elected to not recognize a lease liability ROU asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

Payments under the Company’s lease agreements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and liabilities.

Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

j.	Research and development expenses, net:

Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, costs associated with obtaining regulatory approvals, executing pre-clinical and clinical studies and maintenance and prosecution of the Company’s intellectual property rights. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development expenses as expenses when incurred.

Grants from the Israeli Innovation Authority (IIA) are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

k.	Grants and participations:

Royalty-bearing grants from the Israeli Innovation Authority (“IIA”) (previously known as Office of the Chief Scientist) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses.

Since the payment of royalties is not probable when the grants are received, the Company does not record a liability for amounts received from IIA until the related revenues are recognized. In the event of failure of a project that was partly financed by IIA, the Company will not be obligated to pay any royalties or repay the amounts received.

The Company recognized participations in research and development as a reduction from research and development expenses in the amount of $878, $2,459 and $1,343 for the years ended December 31, 2020, 2021 and 2022, respectively.

l.	Accounting for share-based payments:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

For graded vesting awards with no market or performance conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards. For awards with performance conditions the share-based compensation expense is recognized if and when the Company concludes that it is probable that the performance condition will be achieved and where the performance condition awards include graded vesting, the share-based compensation expense is recognized based on the accelerated method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the share price, volatility and the expected option term.

		Year ended December 31,
		2020	2021	2022

Expected term (years)	1	2.0-6.2	5.0-6.3	5.5-6.1
Expected volatility	2	90.8%-102.1%	85.5%-89.2%	43.5%-87.8%
Risk-free interest rate	3	0.1%-0.5%	0.8%-1.4%	1.6%-3.8%
Expected dividend yield	4	0%	0%	0%

These assumptions and estimates were determined as follows:

1)	Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

2)	Expected volatility — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived from a mix of the implied volatility of our publicly traded warrants as well as the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

3)	Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

4)	Expected dividend yield — The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

5)	Fair value of Ordinary shares — The Company’s Ordinary shares have a limited history of being publicly traded. Prior to the consummation of the Merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger Agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of our ordinary shares on NASDAQ on the date of grant.

Total share-based compensation expenses related to employees, consultants and other service providers for the years ended December 31, 2020, 2021 and 2022, amounted to $596, $812 and $6,748, respectively.

m.	Convertible Preferred shares and Convertible Preferred shares warrant liability:

The Company’s Preferred shares were considered a “freestanding financial instrument” pursuant to ASC 480 “Distinguishing Liabilities from Equity” and were redeemable in a deemed liquidation event, which is not under the control of the Company; thus, the Company classified the shares outside permanent equity pursuant to ASC 480-10-S99. As of December 31, 2021, and 2020, the Company did not adjust the carrying values of the shares to the deemed liquidation values of such shares since a deemed liquidation event was not probable.

The Company’s Warrants to purchase the Company’s Convertible Preferred shares were considered a “freestanding financial instrument” pursuant to ASC 480. The Warrants were classified as a liability on the balance sheet, initially and subsequently measured at fair value through earnings, as the underlying shares are contingently redeemable (upon a deemed liquidation event, which is not under the Company’s control) and, therefore, embody an obligation that is indexed to an obligation to repurchase the Company’s shares by transferring assets. The change in fair value of the Warrants was recognized as a component of financial expenses, net, in the statements of operation (see note 9 and 10).

At the Closing Date, all Convertible Preferred shares were converted into Ordinary shares of the Company, and all Warrants to purchase Convertible Preferred shares were converted into Warrants to purchase Ordinary shares of the Company.

n.	Ordinary share warrants classification and measurement:

The Company accounts for Warrants as either equity-classified or liability-classified instruments based on an assessment of the Warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the Warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own stock and whether the Warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of Warrant issuance and as of each subsequent reporting period end date while the Warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company has classified the SPAC warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

As of December 31, 2021 and 2022, the Company has 718,964 and 2,391,857 warrants classified as equity, respectively.

In addition, as of December 31, 2022, the Company has 13,605,561 and 2,142,000 public and private warrants, respectively, which are classified as a liability (see also notes 8 and 9).

n.	Fair value of financial instruments:

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist among others of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short-term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2021, and 2022 no liability for unrecognized tax benefits was recorded.

p.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and short-term deposits.

Cash, cash equivalents, restricted cash and short-term deposits are deposited in major banks in Israel, United States and Japan. Such investments in Israel and abroad may be in excess of insured limits and are not insured in other jurisdictions. Generally, cash and cash equivalents may be redeemed upon demand and, therefore, bear minimal risk.

q.	Severance pay:

All the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees.

Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s consolidated balance sheets.

Severance pay expense for the years ended December 31, 2020, 2021 and 2022 amounted to $194, $318 and $418, respectively.

r.	Contingent liabilities:

The Company accounts for its contingent liabilities in accordance with ASC 450, “Contingencies” (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

As of December 31, 2021 and 2022, no provision was recorded.

s.	Basic and diluted net loss per share:

Prior to the consummation of the Merger Agreement, the Company computed net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between Ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its Convertible Preferred shares to be participating securities as the holders of the Convertible Preferred shares would have been entitled to dividends that would be distributed to the holders of Ordinary shares, on a pro-rata basis, on an as-converted basis. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

Following the consummation of the Merger Agreement, the Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

u.	Recently adopted Accounting Standards:

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). The standard requires the recognition of ROU assets and lease liabilities for all leases. The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application.

The Company adopted the standard as of January 1, 2022, using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the “package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. As a result, the consolidated balance sheets as of December 31, 2021 were not restated, continue to be reported under ASC 840, which did not require recognition of operating lease assets and liabilities on the balance sheets, and are not comparative.

The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of ROU assets and lease liabilities of $6,089 on January 1, 2022, which included reclassifying deferred rent and rent prepayments as components of the ROU assets.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.

The Company early adopted the guidance for the year ended December 31, 2022, and interim periods in fiscal years beginning January 1, 2022, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The ASU did not have a material impact on the Company’s consolidated financial statements.